UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Small Cap Enhanced Index Fund Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
HealthSouth Corp.	0.8	0.5
MKS Instruments, Inc.	0.7	0.6
Louisiana-Pacific Corp.	0.7	0.3
Tech Data Corp.	0.7	0.6
Wintrust Financial Corp.	0.7	0.6
Umpqua Holdings Corp.	0.7	0.7
Deluxe Corp.	0.7	0.7
Cirrus Logic, Inc.	0.7	0.7
EMCOR Group, Inc.	0.7	0.3
Chemed Corp.	0.7	0.6
	7.1

Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	17.5
Health Care	16.8	13.9
Financials	16.5	18.6
Consumer Discretionary	13.5	12.7
Industrials	12.9	11.8
Real Estate	6.5	5.6
Materials	5.2	5.4
Consumer Staples	4.4	3.9
Utilities	2.6	2.2
Energy	1.4	3.3

Asset Allocation (% of fund's net assets)

As of August 31, 2017 *
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 6.5%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.2%

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 2.2%
American Axle & Manufacturing Holdings, Inc. (a)	327,488	$4,784,600
Cooper Tire & Rubber Co.	84,585	2,842,056
Cooper-Standard Holding, Inc. (a)	47,833	4,811,043
Stoneridge, Inc. (a)	2,389	39,562
Superior Industries International, Inc.	16,677	244,318
Tenneco, Inc.	101,768	5,515,826
Tower International, Inc.	2,469	55,429
		18,292,834
Diversified Consumer Services - 0.7%
Capella Education Co.	33,878	2,281,683
Grand Canyon Education, Inc. (a)	1,611	132,183
K12, Inc. (a)	179,203	3,211,318
		5,625,184
Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc.	13,521	422,126
Century Casinos, Inc. (a)	1,596	10,933
DineEquity, Inc.	14,966	594,899
The Cheesecake Factory, Inc. (b)	7,966	330,031
		1,357,989
Household Durables - 2.7%
Bassett Furniture Industries, Inc.	9,921	355,668
Century Communities, Inc. (a)	5,262	118,658
CSS Industries, Inc.	224	5,999
Ethan Allen Interiors, Inc. (b)	17,965	525,476
Flexsteel Industries, Inc.	66,718	3,035,669
Hooker Furniture Corp.	1,764	71,001
KB Home (b)	199,065	4,259,991
La-Z-Boy, Inc.	189,925	4,529,711
M.D.C. Holdings, Inc.	147,388	4,605,875
New Home Co. LLC (a)	13,263	136,874
Taylor Morrison Home Corp. (a)	228,236	4,614,932
		22,259,854
Leisure Products - 0.9%
American Outdoor Brands Corp. (a)(b)	203,228	3,316,681
Callaway Golf Co.	104,685	1,459,309
Johnson Outdoors, Inc. Class A	13,156	839,353
MCBC Holdings, Inc. (a)	74,605	1,278,730
Nautilus, Inc. (a)	33,296	544,390
		7,438,463
Media - 0.8%
A.H. Belo Corp. Class A	13,466	67,330
MSG Network, Inc. Class A (a)	61,448	1,318,060
Saga Communications, Inc. Class A	998	40,768
Sinclair Broadcast Group, Inc. Class A	165,713	5,012,818
The McClatchy Co. Class A (a)(b)	5,659	41,198
		6,480,174
Multiline Retail - 0.7%
Big Lots, Inc.	105,927	5,042,125
Dillard's, Inc. Class A (b)	18,931	1,151,005
		6,193,130
Specialty Retail - 5.0%
Aaron's, Inc. Class A	105,533	4,671,946
American Eagle Outfitters, Inc.	372,383	4,449,977
Ascena Retail Group, Inc. (a)	298	608
Big 5 Sporting Goods Corp. (b)	425,536	3,255,350
Caleres, Inc.	95,237	2,569,494
Cars.com, Inc. (b)	2,861	73,985
Chico's FAS, Inc.	571,226	4,387,016
DSW, Inc. Class A (b)	256,144	4,746,348
Francesca's Holdings Corp. (a)	176,311	1,280,018
Genesco, Inc. (a)	16,854	356,462
Hibbett Sports, Inc. (a)	89,356	1,099,079
Office Depot, Inc.	1,189,891	5,104,632
Pier 1 Imports, Inc.	487,602	2,043,052
Select Comfort Corp. (a)(b)	33,736	996,224
Shoe Carnival, Inc.	81,564	1,639,436
The Children's Place Retail Stores, Inc. (b)	37,756	4,007,799
		40,681,426
Textiles, Apparel & Luxury Goods - 0.3%
Movado Group, Inc.	76,946	2,135,252
Oxford Industries, Inc.	1,694	97,930
Perry Ellis International, Inc. (a)	1,871	40,844
		2,274,026

TOTAL CONSUMER DISCRETIONARY		110,603,080

CONSUMER STAPLES - 4.4%
Beverages - 0.3%
National Beverage Corp. (b)	20,743	2,410,544
Food & Staples Retailing - 1.0%
Ingles Markets, Inc. Class A	39,081	857,828
SpartanNash Co.	173,782	4,281,988
United Natural Foods, Inc. (a)(b)	84,730	2,944,368
Village Super Market, Inc. Class A	1,723	39,853
		8,124,037
Food Products - 2.1%
Dean Foods Co.	315,602	3,471,622
Fresh Del Monte Produce, Inc.	90,498	4,252,501
Omega Protein Corp.	230,064	3,635,011
Sanderson Farms, Inc. (b)	38,285	5,647,803
Seneca Foods Corp. Class A (a)	14,271	425,276
		17,432,213
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	106,699	3,637,369
Personal Products - 0.1%
MediFast, Inc.	10,923	618,460
USANA Health Sciences, Inc. (a)(b)	3,889	230,229
		848,689
Tobacco - 0.5%
Universal Corp.	70,083	4,008,748

TOTAL CONSUMER STAPLES		36,461,600

ENERGY - 1.4%
Energy Equipment & Services - 0.8%
Archrock, Inc.	138,074	1,408,355
Exterran Corp. (a)	1,153	31,984
Matrix Service Co. (a)	36,187	428,816
McDermott International, Inc. (a)	788,719	4,842,735
Natural Gas Services Group, Inc. (a)	5,611	132,420
PHI, Inc. (non-vtg.) (a)	11,329	124,506
Smart Sand, Inc.	25,131	150,032
		7,118,848
Oil, Gas & Consumable Fuels - 0.6%
Adams Resources & Energy, Inc.	667	23,125
Arch Coal, Inc.	25	1,997
CVR Energy, Inc.	6,045	129,484
Evolution Petroleum Corp.	18,255	126,872
Golar LNG Ltd. (b)	14,667	317,981
International Seaways, Inc.	42,602	785,581
Navios Maritime Acquisition Corp.	44,203	55,696
Overseas Shipholding Group, Inc. (a)	235,742	532,777
Penn Virginia Corp. (b)	15,376	591,976
Teekay Tankers Ltd. (b)	260,461	367,250
Ultra Petroleum Corp. (b)	155,538	1,211,641
W&T Offshore, Inc. (a)(b)	283,646	541,764
		4,686,144

TOTAL ENERGY		11,804,992

FINANCIALS - 16.5%
Banks - 7.0%
Arrow Financial Corp.	1,752	56,590
BancFirst Corp.	60,054	3,026,722
Banco Latinoamericano de Comercio Exterior SA Series E	118,024	3,181,927
Berkshire Hills Bancorp, Inc.	5,152	174,138
Brookline Bancorp, Inc., Delaware	31,429	451,006
Cathay General Bancorp	145,140	5,119,088
Community Trust Bancorp, Inc.	15,195	646,547
Customers Bancorp, Inc. (a)	35,654	1,004,730
Fidelity Southern Corp.	58,265	1,273,673
First Bancorp, Puerto Rico (a)	835,515	4,745,725
First Busey Corp.	23,764	685,591
First Commonwealth Financial Corp.	24,938	314,468
First Connecticut Bancorp, Inc.	602	14,900
First Financial Bancorp, Ohio	38,284	916,902
First Interstate Bancsystem, Inc.	46,456	1,635,251
Fulton Financial Corp.	302,701	5,282,132
Great Southern Bancorp, Inc.	23,976	1,194,005
Great Western Bancorp, Inc.	30,868	1,108,779
Hancock Holding Co.	10,063	442,269
Hanmi Financial Corp.	5,934	158,438
Heritage Commerce Corp.	22,839	306,043
Hilltop Holdings, Inc.	33,163	784,968
Hope Bancorp, Inc.	8,332	134,478
IBERIABANK Corp.	53,156	4,071,750
International Bancshares Corp.	126,322	4,541,276
LegacyTexas Financial Group, Inc.	21,345	768,207
Midland States Bancorp, Inc.	1,822	55,644
OFG Bancorp	19,087	166,057
Peapack-Gladstone Financial Corp.	16,216	494,102
Peoples Bancorp, Inc.	1,412	43,857
Republic Bancorp, Inc., Kentucky Class A	1,576	56,074
S&T Bancorp, Inc.	302	10,854
Sandy Spring Bancorp, Inc.	45,129	1,740,626
The Bank of NT Butterfield & Son Ltd.	3,431	112,811
Umpqua Holdings Corp.	337,623	5,908,403
Union Bankshares Corp.	1,442	45,178
Valley National Bancorp	23,591	263,983
Washington Trust Bancorp, Inc.	910	46,638
Wintrust Financial Corp.	83,416	6,073,519
		57,057,349
Capital Markets - 3.1%
Artisan Partners Asset Management, Inc.	82,492	2,532,504
B. Riley Financial, Inc.	18,617	305,319
Diamond Hill Investment Group, Inc.	3,836	753,122
Evercore, Inc. Class A	74,481	5,619,591
Financial Engines, Inc. (b)	90,452	2,989,439
GAMCO Investors, Inc. Class A	3,790	111,691
Greenhill & Co., Inc.	21,266	320,053
Houlihan Lokey	31,110	1,121,516
INTL FCStone, Inc. (a)	86,175	3,058,351
Manning & Napier, Inc. Class A	31,715	112,588
Moelis & Co. Class A	27,071	1,066,597
OM Asset Management Ltd.	31,817	449,574
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,509	154,521
Piper Jaffray Companies	42,549	2,359,342
Vector Capital Corp. rights (a)(c)	8,300	0
Waddell & Reed Financial, Inc. Class A (b)	257,856	4,798,700
Westwood Holdings Group, Inc.	324	19,806
		25,772,714
Consumer Finance - 1.0%
Enova International, Inc. (a)	107,314	1,277,037
EZCORP, Inc. (non-vtg.) Class A (a)(b)	19,886	179,968
Nelnet, Inc. Class A	101,976	4,836,722
Regional Management Corp. (a)	19,567	429,496
World Acceptance Corp. (a)(b)	25,070	1,875,737
		8,598,960
Diversified Financial Services - 0.8%
Cotiviti Holdings, Inc. (a)(b)	129,708	4,634,467
Marlin Business Services Corp.	40,794	1,064,723
Varex Imaging Corp.	18,190	555,341
		6,254,531
Insurance - 1.1%
CNO Financial Group, Inc.	10,246	228,998
EMC Insurance Group	4,504	125,572
Employers Holdings, Inc.	1,216	51,254
Federated National Holding Co.	87,360	1,357,574
Heritage Insurance Holdings, Inc.	48,535	552,328
Investors Title Co.	48	8,442
Safety Insurance Group, Inc.	2,731	194,993
Selective Insurance Group, Inc.	40,529	2,042,662
Stewart Information Services Corp.	3,999	144,284
United Insurance Holdings Corp.	56,773	893,607
Universal Insurance Holdings, Inc. (b)	162,802	3,492,103
		9,091,817
Mortgage Real Estate Investment Trusts - 1.4%
American Capital Mortgage Investment Corp.	50,696	973,363
Apollo Commercial Real Estate Finance, Inc.	262,576	4,750,000
Cherry Hill Mortgage Investment Corp.	31,793	587,535
Dynex Capital, Inc.	1,789	12,791
MFA Financial, Inc.	481,771	4,229,949
Redwood Trust, Inc.	47,347	789,748
ZAIS Financial Corp.	2,861	43,630
		11,387,016
Real Estate Management & Development - 0.2%
The RMR Group, Inc.	27,534	1,422,131
Thrifts & Mortgage Finance - 1.9%
Dime Community Bancshares, Inc.	6,788	128,633
Essent Group Ltd. (a)	143,823	5,620,603
Farmer Mac Class C (non-vtg.)	4,939	336,445
First Defiance Financial Corp.	3,058	149,720
Hingham Institution for Savings	772	142,056
MGIC Investment Corp. (a)	33,580	384,491
NMI Holdings, Inc. (a)	7,870	85,390
Northwest Bancshares, Inc.	223,966	3,455,795
Radian Group, Inc.	8,603	150,553
Timberland Bancorp, Inc.	309	8,562
Trustco Bank Corp., New York	24,680	194,972
Walker & Dunlop, Inc. (a)	97,814	4,713,657
Waterstone Financial, Inc.	28,761	507,632
		15,878,509

TOTAL FINANCIALS		135,463,027

HEALTH CARE - 16.8%
Biotechnology - 4.4%
Acceleron Pharma, Inc. (a)	2,529	98,024
Acorda Therapeutics, Inc. (a)(b)	49,871	1,037,317
Akebia Therapeutics, Inc. (a)	41,711	698,242
AMAG Pharmaceuticals, Inc. (a)(b)	42,919	716,747
Amicus Therapeutics, Inc. (a)(b)	31,748	442,567
Applied Genetic Technologies Corp. (a)	49,776	228,970
Array BioPharma, Inc. (a)(b)	115,920	1,122,106
Biospecifics Technologies Corp. (a)	11,329	534,162
bluebird bio, Inc. (a)(b)	15,022	1,875,497
Blueprint Medicines Corp. (a)	8,664	469,762
Calithera Biosciences, Inc. (a)	39,911	654,540
Catalyst Pharmaceutical Partners, Inc. (a)	13,989	38,470
ChemoCentryx, Inc. (a)	29,508	204,786
Clovis Oncology, Inc. (a)(b)	12,862	978,412
Conatus Pharmaceuticals, Inc. (a)(b)	71,368	409,652
Dyax Corp. rights 12/31/19 (a)(c)	29,085	95,981
Eagle Pharmaceuticals, Inc. (a)(b)	12,364	674,580
Emergent BioSolutions, Inc. (a)(b)	31,595	1,179,441
Exact Sciences Corp. (a)(b)	49,445	2,071,251
Exelixis, Inc. (a)	17,381	508,220
FibroGen, Inc. (a)	38,214	1,841,915
Genomic Health, Inc. (a)	24,688	782,610
Global Blood Therapeutics, Inc. (a)	1,374	41,770
Halozyme Therapeutics, Inc. (a)(b)	14,421	187,617
Immunomedics, Inc. (a)(b)	76,764	970,297
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	30,783	490,989
Jounce Therapeutics, Inc. (b)	1,873	31,822
Kindred Biosciences, Inc. (a)	1,502	11,415
Kite Pharma, Inc. (a)(b)	16,145	2,873,649
Ligand Pharmaceuticals, Inc. Class B (a)(b)	11,314	1,458,035
Loxo Oncology, Inc. (a)(b)	14,664	1,222,978
MiMedx Group, Inc. (a)(b)	91,779	1,493,244
Momenta Pharmaceuticals, Inc. (a)	24,672	415,723
Myriad Genetics, Inc. (a)(b)	53,771	1,639,478
PDL BioPharma, Inc. (a)(b)	290,485	906,313
Pfenex, Inc. (a)	15,406	55,616
PharmAthene, Inc.	59,111	148,960
Portola Pharmaceuticals, Inc. (a)	18,386	1,166,592
Prothena Corp. PLC (a)(b)	9,355	574,771
Puma Biotechnology, Inc. (a)(b)	7,879	728,808
Radius Health, Inc. (a)(b)	5,116	192,515
Repligen Corp. (a)(b)	4,918	214,769
Sage Therapeutics, Inc. (a)(b)	9,553	785,734
Sangamo Therapeutics, Inc. (a)	68,218	910,710
Sarepta Therapeutics, Inc. (a)(b)	14,775	595,285
Spark Therapeutics, Inc. (a)(b)	6,427	529,135
Ultragenyx Pharmaceutical, Inc. (a)(b)	9,577	546,464
Vanda Pharmaceuticals, Inc. (a)	49,099	844,503
Versartis, Inc. (a)	14,653	278,407
Xencor, Inc. (a)(b)	9,370	202,579
		36,181,430
Health Care Equipment & Supplies - 5.1%
Angiodynamics, Inc. (a)	70,186	1,195,268
Atrion Corp.	114	70,925
Cantel Medical Corp.	28,840	2,343,250
Cutera, Inc. (a)	20,551	763,470
Exactech, Inc. (a)	24,603	751,622
Fonar Corp. (a)	12,757	377,607
Globus Medical, Inc. (a)(b)	87,608	2,648,390
Haemonetics Corp. (a)	40,202	1,729,490
Halyard Health, Inc. (a)(b)	60,633	2,746,069
Inogen, Inc. (a)	19,974	1,913,509
Integer Holdings Corp. (a)	18,380	844,561
Lantheus Holdings, Inc. (a)	107,154	1,875,195
LeMaitre Vascular, Inc.	16,268	592,155
LivaNova PLC (a)(b)	47,038	2,943,638
Masimo Corp. (a)	67,639	5,707,379
Meridian Bioscience, Inc.	125,393	1,742,963
Merit Medical Systems, Inc. (a)	108,675	4,488,278
Natus Medical, Inc. (a)	42,964	1,443,590
OraSure Technologies, Inc. (a)	93,852	1,915,519
Orthofix International NV (a)	64,488	3,173,454
Quidel Corp. (a)	50,526	1,765,378
SurModics, Inc. (a)	29,783	774,358
Utah Medical Products, Inc.	268	19,336
		41,825,404
Health Care Providers & Services - 4.4%
Amedisys, Inc. (a)	27,634	1,443,600
AMN Healthcare Services, Inc. (a)(b)	56,519	2,110,985
Chemed Corp.	28,979	5,717,267
Civitas Solutions, Inc. (a)	2,220	42,402
Corvel Corp. (a)	33,669	1,747,421
HealthSouth Corp.	136,273	6,234,471
LHC Group, Inc. (a)	12,681	827,435
Magellan Health Services, Inc. (a)	65,709	5,315,858
Molina Healthcare, Inc. (a)(b)	30,551	1,955,264
National Healthcare Corp.	19,420	1,210,643
National Research Corp. Class A	149	4,813
Owens & Minor, Inc.	172,140	4,809,592
RadNet, Inc. (a)	25,316	259,489
Tivity Health, Inc. (a)(b)	63,890	2,504,488
Triple-S Management Corp. (a)(b)	68,525	1,693,253
		35,876,981
Health Care Technology - 0.8%
HMS Holdings Corp. (a)	126,295	2,237,947
Medidata Solutions, Inc. (a)	1,276	95,649
Quality Systems, Inc. (a)	269,838	4,249,949
		6,583,545
Life Sciences Tools & Services - 0.9%
Cambrex Corp. (a)	20,814	1,084,409
Enzo Biochem, Inc. (a)	1,389	15,626
INC Research Holdings, Inc. Class A (a)(b)	31,497	1,848,874
Luminex Corp.	38,550	745,172
Medpace Holdings, Inc. (b)	8,520	278,093
PAREXEL International Corp. (a)	11,994	1,054,153
PRA Health Sciences, Inc. (a)	25,955	2,008,917
		7,035,244
Pharmaceuticals - 1.2%
Aerie Pharmaceuticals, Inc. (a)(b)	1,594	91,416
Avexis, Inc. (a)(b)	5,983	558,513
Catalent, Inc. (a)	43,169	1,782,448
Corcept Therapeutics, Inc. (a)(b)	73,891	1,231,763
Horizon Pharma PLC (a)(b)	38,751	530,114
Impax Laboratories, Inc. (a)(b)	8,629	186,818
Innoviva, Inc. (a)(b)	63,825	896,103
Nektar Therapeutics (a)	41,009	862,419
Pacira Pharmaceuticals, Inc. (a)	5,480	208,788
Phibro Animal Health Corp. Class A	19,736	700,628
Prestige Brands Holdings, Inc. (a)	30,453	1,544,272
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	31,566	370,901
Supernus Pharmaceuticals, Inc. (a)	10,789	494,136
The Medicines Company (a)(b)	18,144	665,703
Theravance Biopharma, Inc. (a)(b)	759	24,797
		10,148,819

TOTAL HEALTH CARE		137,651,423

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.8%
Astronics Corp. (a)	121,451	3,192,947
Astronics Corp. Class B	23,923	626,783
Curtiss-Wright Corp.	45,767	4,431,161
DigitalGlobe, Inc. (a)	849	29,206
Esterline Technologies Corp. (a)	2,510	214,354
KLX, Inc. (a)	14,683	703,903
Moog, Inc. Class A (a)	71,843	5,514,669
Vectrus, Inc. (a)	6,786	193,944
		14,906,967
Airlines - 0.6%
Hawaiian Holdings, Inc. (a)	123,968	5,312,029
Building Products - 0.2%
American Woodmark Corp. (a)	6,756	559,397
Universal Forest Products, Inc.	9,401	819,861
		1,379,258
Commercial Services & Supplies - 4.4%
ARC Document Solutions, Inc. (a)	25,353	89,496
Brady Corp. Class A	96,029	3,202,567
Deluxe Corp.	84,153	5,836,011
Ennis, Inc.	40,663	776,663
Essendant, Inc.	151,398	1,795,580
Herman Miller, Inc.	153,611	5,169,010
Kimball International, Inc. Class B	240,581	4,080,254
Knoll, Inc.	159,881	2,885,852
LSC Communications, Inc.	77,830	1,253,841
Msa Safety, Inc.	24,258	1,767,438
NL Industries, Inc. (a)	4,631	34,964
Quad/Graphics, Inc.	226,022	4,307,979
Steelcase, Inc. Class A	337,532	4,455,422
The Brink's Co.	702	55,072
VSE Corp.	6,828	356,080
		36,066,229
Construction & Engineering - 1.3%
Argan, Inc.	75,108	4,758,092
EMCOR Group, Inc.	87,124	5,753,669
		10,511,761
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	7,100	179,559
EnerSys	46,050	2,951,805
Preformed Line Products Co.	1,206	63,014
		3,194,378
Machinery - 1.6%
Alamo Group, Inc.	19,926	1,828,410
Global Brass & Copper Holdings, Inc.	78,051	2,329,822
Greenbrier Companies, Inc. (b)	66,863	2,868,423
Hurco Companies, Inc.	19,441	683,351
Kadant, Inc.	11,585	1,006,157
Miller Industries, Inc.	796	19,980
Spartan Motors, Inc.	9,158	84,254
Wabash National Corp. (b)	215,625	4,532,438
		13,352,835
Marine - 0.3%
Costamare, Inc. (b)	340,663	2,135,957
Professional Services - 1.9%
Barrett Business Services, Inc.	11,183	576,819
ICF International, Inc. (a)	11,617	558,197
Insperity, Inc.	51,454	4,131,756
Kelly Services, Inc. Class A (non-vtg.)	72,909	1,577,022
Kforce, Inc.	56,949	1,025,082
Resources Connection, Inc.	171,147	2,182,124
RPX Corp. (a)	351,873	4,595,461
TrueBlue, Inc. (a)	28,467	582,150
		15,228,611
Road & Rail - 0.0%
Roadrunner Transportation Systems, Inc. (a)	52,126	389,381
Swift Transporation Co. (a)	468	13,127
		402,508
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	8,963	510,891
Rush Enterprises, Inc. Class A (a)	59,212	2,427,100
		2,937,991

TOTAL INDUSTRIALS		105,428,524

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.9%
ADTRAN, Inc.	74,042	1,636,328
Ciena Corp. (a)(b)	86,842	1,876,656
Communications Systems, Inc.	8,278	29,884
Digi International, Inc. (a)	12,517	115,156
Extreme Networks, Inc. (a)	161,789	1,849,248
Finisar Corp. (a)	169,465	4,092,580
InterDigital, Inc.	71,657	5,112,727
NETGEAR, Inc. (a)	84,140	4,038,720
Plantronics, Inc.	104,316	4,446,991
		23,198,290
Electronic Equipment & Components - 6.0%
Anixter International, Inc. (a)	62,953	4,645,931
Bel Fuse, Inc. Class B (non-vtg.)	4,042	103,071
Benchmark Electronics, Inc. (a)	129,543	4,210,148
Cardtronics PLC (a)	6,442	167,363
Insight Enterprises, Inc. (a)	71,221	2,854,538
Kimball Electronics, Inc. (a)	140,322	2,673,134
Methode Electronics, Inc. Class A	103,055	4,214,950
PC Connection, Inc.	12,495	318,747
PC Mall, Inc. (a)(b)	2,887	37,964
Plexus Corp. (a)	61,078	3,180,942
Sanmina Corp. (a)	76,085	2,849,383
ScanSource, Inc. (a)	124,915	4,902,914
SYNNEX Corp.	44,229	5,290,231
Systemax, Inc.	448	10,949
Tech Data Corp. (a)	55,175	6,085,251
TTM Technologies, Inc. (a)(b)	188,199	2,679,954
Vishay Intertechnology, Inc.	293,217	5,189,941
		49,415,411
Internet Software & Services - 0.3%
DHI Group, Inc. (a)	93,296	181,927
MeetMe, Inc. (a)(b)	528,429	2,071,442
WebMD Health Corp. (a)(b)	536	35,612
		2,288,981
IT Services - 2.4%
Computer Task Group, Inc.	10,203	54,076
Convergys Corp.	101,643	2,388,611
CSG Systems International, Inc.	120,383	4,660,026
EVERTEC, Inc.	157,888	2,905,139
Hackett Group, Inc.	80,686	1,102,171
Maximus, Inc.	20,738	1,260,456
Science Applications International Corp.	35,526	2,624,661
Sykes Enterprises, Inc. (a)	90,909	2,423,634
Syntel, Inc. (b)	37,762	681,982
Travelport Worldwide Ltd.	111,158	1,682,932
		19,783,688
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Energy Industries, Inc. (a)	22,223	1,634,279
Alpha & Omega Semiconductor Ltd. (a)	58,765	933,188
Amkor Technology, Inc. (a)	491,595	4,316,204
Axcelis Technologies, Inc. (a)	2,261	47,255
Brooks Automation, Inc.	166,932	4,351,917
Cabot Microelectronics Corp.	64,388	4,611,469
Cirrus Logic, Inc. (a)	99,834	5,788,375
Cohu, Inc.	45,547	854,462
Diodes, Inc. (a)	9,007	253,457
Entegris, Inc. (a)	72,536	1,846,041
Ichor Holdings Ltd.	23,649	541,089
IXYS Corp. (a)	27,574	634,202
MKS Instruments, Inc.	74,458	6,131,616
Nanometrics, Inc. (a)	87,847	2,265,574
Photronics, Inc. (a)	390,454	3,084,587
Pixelworks, Inc. (a)	5,020	24,096
Rudolph Technologies, Inc. (a)	170,402	3,782,924
Silicon Laboratories, Inc. (a)	11,056	839,150
Synaptics, Inc. (a)(b)	110,718	4,602,547
Ultra Clean Holdings, Inc. (a)	107,719	2,485,077
		49,027,509
Software - 1.3%
Aspen Technology, Inc. (a)	88,078	5,570,934
Progress Software Corp.	141,226	4,742,369
QAD, Inc.:
Class A	1,438	48,461
Class B	4,824	130,152
Zedge, Inc. (a)	24,345	43,821
Zix Corp. (a)	23,974	127,302
		10,663,039
Technology Hardware, Storage & Peripherals - 0.0%
Super Micro Computer, Inc. (a)(b)	7,908	210,551

TOTAL INFORMATION TECHNOLOGY		154,587,469

MATERIALS - 5.2%
Chemicals - 2.3%
Chase Corp.	11,457	1,071,230
FutureFuel Corp.	186,134	2,509,086
Innophos Holdings, Inc.	34,201	1,561,618
KMG Chemicals, Inc.	3,727	178,971
Kronos Worldwide, Inc.	173,188	3,624,825
Minerals Technologies, Inc.	19,134	1,224,576
Stepan Co.	4,628	358,022
Trecora Resources (a)	1,470	17,861
Tredegar Corp.	3,856	62,853
Trinseo SA	85,415	5,714,264
Tronox Ltd. Class A	110,950	2,295,556
Valhi, Inc.	209	456
		18,619,318
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	185	14,791
Containers & Packaging - 0.1%
Greif, Inc. Class A	8,927	539,637
Myers Industries, Inc.	11,930	224,284
UFP Technologies, Inc. (a)	1,266	33,676
		797,597
Metals & Mining - 1.6%
AK Steel Holding Corp. (a)(b)	280,367	1,570,055
Atkore International Group, Inc. (a)	149,403	2,489,054
Cliffs Natural Resources, Inc. (a)(b)	629,717	5,264,434
Schnitzer Steel Industries, Inc. Class A	61,574	1,656,341
Worthington Industries, Inc.	39,653	1,981,064
		12,960,948
Paper & Forest Products - 1.2%
Louisiana-Pacific Corp. (a)	239,726	6,108,218
Schweitzer-Mauduit International, Inc.	104,728	3,972,333
		10,080,551

TOTAL MATERIALS		42,473,205

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 6.4%
CBL & Associates Properties, Inc. (b)	534,900	4,279,200
Chesapeake Lodging Trust	48,904	1,251,453
CorEnergy Infrastructure Trust, Inc. (b)	11,397	371,884
DiamondRock Hospitality Co.	31,063	341,382
Four Corners Property Trust, Inc.	136,625	3,471,641
InfraReit, Inc.	144,207	3,243,215
LaSalle Hotel Properties (SBI)	199,284	5,655,680
Monogram Residential Trust, Inc.	1,034	12,408
Potlatch Corp.	106,761	5,103,176
PS Business Parks, Inc.	37,007	5,000,016
RLJ Lodging Trust	270,161	5,451,849
Ryman Hospitality Properties, Inc.	56,763	3,372,857
Starwood Waypoint Homes	20,377	758,636
Summit Hotel Properties, Inc.	197,680	2,933,571
Sunstone Hotel Investors, Inc.	232,041	3,666,248
WP Glimcher, Inc.	224,354	1,873,356
Xenia Hotels & Resorts, Inc.	263,598	5,261,416
		52,047,988
Real Estate Management & Development - 0.1%
Forestar Group, Inc. (a)	35,946	618,271
Gyrodyne LLC	375	7,504
Marcus & Millichap, Inc. (a)	6,805	179,176
Maui Land & Pineapple, Inc. (a)	28,172	363,419
		1,168,370

TOTAL REAL ESTATE		53,216,358

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
IDT Corp. Class B	112,912	1,660,936
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	45,755	766,396

TOTAL TELECOMMUNICATION SERVICES		2,427,332

UTILITIES - 2.6%
Electric Utilities - 0.7%
Allete, Inc.	64,603	4,995,750
El Paso Electric Co.	2,176	120,877
Portland General Electric Co.	10,244	486,692
		5,603,319
Gas Utilities - 0.8%
ONE Gas, Inc.	44,471	3,345,998
Southwest Gas Holdings, Inc.	34,075	2,709,644
WGL Holdings, Inc.	6,675	562,436
		6,618,078
Independent Power and Renewable Electricity Producers - 0.6%
NRG Yield, Inc. Class A	142,503	2,592,130
Ormat Technologies, Inc.	48,339	2,776,592
		5,368,722
Multi-Utilities - 0.4%
Avista Corp.	11,630	597,782
NorthWestern Energy Corp.	40,614	2,449,836
		3,047,618
Water Utilities - 0.1%
American States Water Co.	10,227	504,191
Consolidated Water Co., Inc.	3,269	39,065
		543,256

TOTAL UTILITIES		21,180,993

TOTAL COMMON STOCKS
(Cost $722,598,897)		811,298,003
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $1,980,955)	2,000,000	1,981,057
	Shares	Value

Money Market Funds - 14.7%
Fidelity Cash Central Fund, 1.11% (e)	7,847,469	$7,849,039
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	112,727,007	112,738,279
TOTAL MONEY MARKET FUNDS
(Cost $120,579,695)		120,587,318
TOTAL INVESTMENT IN SECURITIES - 113.9%
(Cost $845,159,547)		933,866,378
NET OTHER ASSETS (LIABILITIES) - (13.9)%		(114,183,902)
NET ASSETS - 100%		$819,682,476

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE Russell 2000 Mini Contracts (United States)	123	Sept. 2017	$8,637,060	$75,955	$75,955

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $622,052.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,035
Fidelity Securities Lending Cash Central Fund	342,438
Total	$408,473

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$110,603,080	$110,603,080	$--	$--
Consumer Staples	36,461,600	36,461,600	--	--
Energy	11,804,992	11,804,992	--	--
Financials	135,463,027	135,463,027	--	--
Health Care	137,651,423	137,555,442	--	95,981
Industrials	105,428,524	105,428,524	--	--
Information Technology	154,587,469	154,587,469	--	--
Materials	42,473,205	42,473,205	--	--
Real Estate	53,216,358	53,216,358	--	--
Telecommunication Services	2,427,332	2,427,332	--	--
Utilities	21,180,993	21,180,993	--	--
U.S. Government and Government Agency Obligations	1,981,057	--	1,981,057	--
Money Market Funds	120,587,318	120,587,318	--	--
Total Investments in Securities:	$933,866,378	$931,789,340	$1,981,057	$95,981
Derivative Instruments:
Assets
Futures Contracts	$75,955	$75,955	$--	$--
Total Assets	$75,955	$75,955	$--	$--
Total Derivative Instruments:	$75,955	$75,955	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$75,955	$0
Total Equity Risk	75,955	0
Total Value of Derivatives	$75,955	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $110,348,386) — See accompanying schedule: Unaffiliated issuers (cost $724,579,852)	$813,279,060
Fidelity Central Funds (cost $120,579,695)	120,587,318
Total Investment in Securities (cost $845,159,547)		$933,866,378
Receivable for investments sold		14,852,797
Receivable for fund shares sold		315,358
Dividends receivable		835,117
Distributions receivable from Fidelity Central Funds		36,168
Receivable for daily variation margin on futures contracts		95,550
Total assets		950,001,368
Liabilities
Payable to custodian bank	$984,120
Payable for investments purchased	14,280,764
Payable for fund shares redeemed	1,877,513
Accrued management fee	440,483
Collateral on securities loaned	112,736,012
Total liabilities		130,318,892
Net Assets		$819,682,476
Net Assets consist of:
Paid in capital		$704,164,489
Undistributed net investment income		4,957,334
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,777,867
Net unrealized appreciation (depreciation) on investments		88,782,786
Net Assets, for 60,438,636 shares outstanding		$819,682,476
Net Asset Value, offering price and redemption price per share ($819,682,476 ÷ 60,438,636 shares)		$13.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends		$7,804,281
Interest		8,606
Income from Fidelity Central Funds		408,473
Total income		8,221,360
Expenses
Management fee	$3,051,326
Transfer agent fees	148,618
Independent trustees' fees and expenses	10,035
Interest	1,798
Miscellaneous	1,806
Total expenses before reductions	3,213,583
Expense reductions	(991)	3,212,592
Net investment income (loss)		5,008,768
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,490,420
Fidelity Central Funds	(2,575)
Foreign currency transactions	336
Futures contracts	(249,301)
Total net realized gain (loss)		30,238,880
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(61,034,405)
Fidelity Central Funds	(15,144)
Futures contracts	(1,253,789)
Total change in net unrealized appreciation (depreciation)		(62,303,338)
Net gain (loss)		(32,064,458)
Net increase (decrease) in net assets resulting from operations		$(27,055,690)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,008,768	$6,897,937
Net realized gain (loss)	30,238,880	39,727,669
Change in net unrealized appreciation (depreciation)	(62,303,338)	148,599,304
Net increase (decrease) in net assets resulting from operations	(27,055,690)	195,224,910
Distributions to shareholders from net investment income	(383,297)	(6,525,921)
Distributions to shareholders from net realized gain	(29,743,904)	–
Total distributions	(30,127,201)	(6,525,921)
Share transactions
Proceeds from sales of shares	117,717,684	686,819,668
Reinvestment of distributions	28,739,025	6,226,574
Cost of shares redeemed	(479,779,912)	(200,638,919)
Net increase (decrease) in net assets resulting from share transactions	(333,323,203)	492,407,323
Redemption fees	–	72,956
Total increase (decrease) in net assets	(390,506,094)	681,179,268
Net Assets
Beginning of period	1,210,188,570	529,009,302
End of period	$819,682,476	$1,210,188,570
Other Information
Undistributed net investment income end of period	$4,957,334	$331,863
Shares
Sold	8,435,153	51,288,853
Issued in reinvestment of distributions	2,116,276	429,893
Redeemed	(34,621,769)	(15,352,252)
Net increase (decrease)	(24,070,340)	36,366,494

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Enhanced Index Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.32	$10.99	$13.05	$12.74	$10.56	$9.81
Income from Investment Operations
Net investment income (loss)B	.07	.12	.11	.08	.08	.20
Net realized and unrealized gain (loss)	(.44)	3.31	(1.52)	1.04	2.91	1.30
Total from investment operations	(.37)	3.43	(1.41)	1.12	2.99	1.50
Distributions from net investment income	(.01)	(.10)	(.09)	(.06)	(.07)	(.20)
Distributions from net realized gain	(.39)	–	(.56)	(.75)	(.75)	(.55)
Total distributions	(.39)C	(.10)	(.65)	(.81)	(.82)	(.75)
Redemption fees added to paid in capitalB	–	–D	–D	–D	.01	–D
Net asset value, end of period	$13.56	$14.32	$10.99	$13.05	$12.74	$10.56
Total ReturnE,F	(2.57)%	31.15%	(11.20)%	9.53%	29.35%	16.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.67%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.65%I	.67%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.65%I	.67%	.67%	.67%	.67%	.67%
Net investment income (loss)	1.01%I	.93%	.90%	.63%	.70%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$819,682	$1,210,189	$529,009	$472,915	$415,344	$157,567
Portfolio turnover rateJ	86%I	76%	87%	99%	107%	106%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.388 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Fidelity Small Cap Enhanced Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$133,331,637
Gross unrealized depreciation	(51,099,064)
Net unrealized appreciation (depreciation)	$82,232,573
Tax cost	$851,709,760

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(249,301) and a change in net unrealized appreciation (depreciation) of $(1,253,789) related to its investments in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $421,841,259 and $728,386,815, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. In March 2017, the shareholders approved an amendment to the management fee contract and the termination of the expense contract for the Fund. Effective April 1, 2017, the Fund pays an all-inclusive management fee based on annual rate of .64% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Prior to April 1, 2017, the Fund paid a monthly management fee to the investment adviser. The management fee was based on an annual rate of .52% of the Fund's average net assets. Under the management contract, the investment adviser paid all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee was reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser paid other expenses such as those listed above for the Fund so that the total expenses did not exceed .67% of the Fund's average net assets, with certain exceptions.

For the reporting period, the Fund's total annualized management fee rate was .61% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective April 1, 2017, the transfer agent fees are paid by the investment adviser, not the Fund.

Prior to April 1, 2017, under the expense contract, the fund paid transfer agent fees at the annual rate of .15%. For the reporting period the annualized transfer agent rate was .03% of the Fund's average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,388,750	1.09%	$1,798

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,806 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $342,438.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $991.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.65%	$1,000.00	$974.30	$3.23
Hypothetical-C		$1,000.00	$1,021.93	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Small Cap Enhanced Index Fund

At its April 2017 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Sub-Advisory Agreement) for four months through January 31, 2018, in connection with the change in oversight of the fund from another Fidelity Funds Board of Trustees to the Sector Portfolios Board of Trustees.

The Board considered that the approval of the Sub-Advisory Agreement will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the Sub-Advisory Agreement; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the Sub-Advisory Agreement is fair and reasonable, and that the Sub-Advisory Agreement should be renewed, without modification, through January 31, 2018, with the understanding that the Board will consider the annual renewal for a full one year period in January 2018.

In connection with its consideration of future renewals of the Sub-Advisory Agreement, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the amendment to the New Advisory Contracts for the fund should be approved.

Proxy Voting Results

A special meeting of shareholders was held on March 8, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Donald F. Donahue
Affirmative	4,251,161,311.78	96.580
Withheld	150,560,345.58	3.420
TOTAL	4,401,721,657.36	100.000
Brian B. Hogan
Affirmative	4,241,813,790.79	96.368
Withheld	159,907,866.57	3.632
TOTAL	4,401,721,657.36	100.000
David A. Rosow
Affirmative	4,227,521,324.31	96.043
Withheld	174,200,333.05	3.957
TOTAL	4,401,721,657.36	100.000
Garnett A. Smith
Affirmative	4,247,477,480.79	96.496
Withheld	154,244,176.57	3.504
TOTAL	4,401,721,657.36	100.000
Carol B. Tomé
Affirmative	4,260,535,339.06	96.793
Withheld	141,186,318.30	3.207
TOTAL	4,401,721,657.36	100.000
Michael E. Wiley
Affirmative	4,245,954,069.99	96.462
Withheld	155,767,587.37	3.538
TOTAL	4,401,721,657.36	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® Small Cap Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	640,742,456.45	91.264
Against	21,590,086.28	3.075
Abstain	23,445,280.46	3.339
Broker Non-Vote	16,302,519.75	2.322
TOTAL	702,080,342.94	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity ® Small Cap Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	642,407,548.92	91.501
Against	15,602,582.20	2.222
Abstain	27,767,692.07	3.955
Broker Non-Vote	16,302,519.75	2.322
TOTAL	702,080,342.94	100.000

Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SCE-SANN-1017
1.9885267.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2017